Consolidated Balance Sheets	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash	$ 821,353	$ 878,803
Accounts Receivable, net	25,723	28,611	$ 9,070
Inventory	1,460	1,977
Other receivables, net	107,034	41,203
Convertible note receivable - related party	868,593		198,125
Investment security – related party	137,500
Prepaid expenses	14,921	6,862
Total Current Assets	1,976,584	957,456
Non-Current Assets
Property and Equipment, net	117,433	129,230	166,338
Investment in associate, related party
Cash and marketable securities held in Trust Account		21,000,000
Deposits	389,928	298,324
Investment at cost	14,010
Operating lease right-of-use assets, net	570,325	598,508
Total Non-Current Assets	1,091,696	1,026,062
TOTAL ASSETS	3,068,280	1,983,518
Current Liabilities
Accounts payable and accrued expenses	525,552	137,199	60,771
Accrued commissions	77,906	85,206
Operating lease liabilities - Current	384,817	429,687
Deferred revenue
Deferred underwriting fee payable
Notes payable - current	241,300
Total Current Liabilities	5,421,944	2,770,587
Non-Current Liabilities
Operating lease liabilities - Non-current	198,300	182,380
Notes payable - non-current	947,499
Total Non-Current Liabilities	1,145,799	182,380
Total Liabilities		2,952,967
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	1,623	10
Additional paid-in capital	1,138,250
Accumulated other comprehensive loss	(261,469)	(197,040)	(200,039)
(Accumulated deficit) Retained earnings	(4,490,164)	(781,085)	873,306
Total HWH International Inc. Stockholders’ (deficit) equity	(3,611,760)	(978,115)
Non-controlling interests	112,297	8,666	4,836
Total Stockholders’ (Deficit) Equity	(3,499,463)	(969,449)	(1,805,434)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	3,068,280	1,983,518
Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Related Party [Member]
Current Liabilities
Due to related parties, net	$ 4,192,369	2,118,495
Restated [Member]
Current Assets
Cash		1,159,201	1,651,088
Accounts Receivable, net		28,611	9,070
Inventory		1,977	34,126
Other receivables, net		41,203	35,717
Convertible note receivable - related party			198,125
Investment security – related party
Prepaid expenses		106,862	17,828
Total Current Assets		1,337,854	1,945,954
Non-Current Assets
Property and Equipment, net		129,230	166,338
Investment in associate, related party			155,369
Cash and marketable securities held in Trust Account		21,346,768
Deposits		298,324	305,036
Investment at cost
Operating lease right-of-use assets, net		598,508	973,069
Total Non-Current Assets		22,372,830	1,599,812
TOTAL ASSETS		23,710,684	3,545,766
Current Liabilities
Accounts payable and accrued expenses		167,355	60,771
Accrued commissions		85,206	143,383
Operating lease liabilities - Current		429,687	419,303
Deferred revenue			21,198
Deferred underwriting fee payable		3,018,750
Notes payable - current
Total Current Liabilities		6,024,798	2,308,323
Non-Current Liabilities
Operating lease liabilities - Non-current		182,380	559,330
Notes payable - non-current
Total Non-Current Liabilities		182,380	559,330
Total Liabilities			2,867,653
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively		20,457,011
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		1	10
Additional paid-in capital		9
Accumulated other comprehensive loss		(197,041)	(200,039)
(Accumulated deficit) Retained earnings		(2,765,403)	873,306
Total HWH International Inc. Stockholders’ (deficit) equity		(2,962,171)	673,277
Non-controlling interests		8,666	4,836
Total Stockholders’ (Deficit) Equity		(2,953,505)	678,113
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		23,710,684	3,545,766
Restated [Member] | Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		47
Restated [Member] | Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		216
Restated [Member] | Related Party [Member]
Current Liabilities
Due to related parties, net		$ 2,323,800	$ 1,663,668